Employee Benefit Plans - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2020 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 $ / shares shares	Nov. 30, 2016 $ / shares shares	Sep. 30, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution, percent of match		100.00%		100.00%
Employer matching contribution, percent of employees' gross pay		4.00%		4.00%
Employer maximum annual contributions per employee, percent		4.00%		4.00%
Employer discretionary contribution amount		$ 300	$ 400	$ 1,200	$ 1,300
Employers matching contribution, vesting percentage		100.00%		100.00%
Stock options, granted | shares		1,937,968		14,386,426	8,828,538
Cost not yet recognized, period for recognition		4 years 9 months 10 days		2 years 6 months
Stock options, grants in period, weighted average grant date fair value | $ / shares		$ 3.36	$ 1.82	$ 1.04	$ 0.62
Stock compensation expense recognized		$ 42,700	$ 1,977	$ 7,100	$ 3,300
Unvested stock options, unrecognized stock-based compensation		511,500		14,900	9,000
Stock options, outstanding, intrinsic value		$ 187,800		$ 445,300
Stock options, outstanding, weighted average remaining contractual term		7 years 3 months 18 days		7 years 9 months
Stock options, exercisable, number | shares		21,957,416		19,333,153
Stock options, exercisable, intrinsic value		$ 120,100		$ 246,200
Stock options, exercisable, weighted average exercise price | $ / shares		$ 2.09		$ 1.62
Stock options, exercisable, weighted average remaining contractual term		6 years 5 months 4 days		6 years 10 months 6 days
Warrants issued to purchase common stock shares | shares							122,052	139,629
Exercise price of warrants | $ / shares							$ 3.45	$ 2.61
Total fair value of warrants vested		$ 0	1,000	$ 7,000	900
Stock options		6,500	100	$ 5,800	$ 1,300
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares				36,557,759	28,189,475	27,046,177
Stockholders' Equity Note, Stock Split, Conversion Ratio				2.0681	2.0681
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 5,500	$ 3,500
Class or warrants exercisable during period shares | shares				261,681
Class or warrants exercisable during period aggegate instrinic value				$ 4,600
Class of warrant or right weighted average exercise price of warrants or rights | $ / shares				$ 3.00
Class of warrant or right weighted average remaining contractual term				6 years 4 months 2 days
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, grants in period, weighted average grant date fair value | $ / shares	$ 1.18
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase common stock shares | shares				4,342,956					2,100,000
Exercise price of warrants | $ / shares				$ 0.5039					$ 1.04
Stockholders' Equity Note, Stock Split, Conversion Ratio						2.0681
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Stock Options Exercised		$ 1,200	100	$ 2,100	$ 700
Common Stock, Capital Shares Reserved for Future Issuance | shares				17,844,505
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		46,231,470		36,557,759	28,189,475
2014 Equity Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares				54,402,264	37,055,557
Number of shares issued under share-based payment arrangement. | shares				17,844,505	8,866,082
2020 Equity And Management Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense recognized		$ 3,694	1,977
Stock Options [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award		The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair value of a share of common stock on the date of grant.		The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than 100% of the fair value of the common stock on the date of grant.
Expiration period		10 years		10 years
Vesting period		4 years		5 years
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, grants in period, weighted average grant date fair value | $ / shares		$ 16.02
Stock compensation expense recognized		$ 14,052	0
Number of Shares Available for Grant | shares				0	0
PRSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost not yet recognized, period for recognition		4 years 9 months 10 days
Stock options, grants in period, weighted average grant date fair value | $ / shares		$ 9.59
Stock compensation expense recognized		$ 24,967	$ 0
Unvested stock options, unrecognized stock-based compensation		$ 238,300
Non-qualified stock options [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense recognized				$ 1,800
Non-qualified stock options [member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Available for Grant | shares	3,669,608